Related Party Transactions - Q1 (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Free rent period	5 months		5 months
Monthly rental payments first five years	$ 60,000		$ 60,000
Initial rent period	5 years		5 years
Monthly rental payments after five years	$ 63,000		$ 63,000
Rent period after first five years	2 years		2 years
Accounts payable to related party			$ 26,000
Member of Board of Directors
Related Party Transaction [Line Items]
Legal fees	$ 400,000	$ 200,000	600,000	$ 800,000	$ 1,800,000
Accounts payable to related party	$ 375,000		$ 190,211